Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Property and equipment and its related accumulated depreciation
	December 31, 2011	December 31, 2012
	RMB	RMB
Computer equipment	422,983	378,837
Leasehold improvements	22,757	38,329
Furniture and fixtures	29,493	30,505
Motor vehicles	10,500	5,958
Less: Accumulated depreciation	(255,258)	(264,561)
Net book value	230,475	189,068